Property, Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
Beginning balance	$ 12,216,997	$ 19,303,487
Impact of the IFRS 16 adoption (note 2)	1,715,606
Adjusted balance	21,433,809
Additions	1,445,310	414,716
Disposals	(965,017)
Ending balance	12,734,842	12,216,997	$ 19,303,487
Depreciation
Beginning balance	7,501,206	6,212,950
Deprecation for the year	1,906,730	1,288,256
Disposals	(228,676)
Ending balance	9,179,260	7,501,206	6,212,950
Net carrying amount, ending balance	12,734,842	12,216,997
Right-of-use assets [member]
Cost
Beginning balance
Impact of the IFRS 16 adoption (note 2)	1,715,606
Adjusted balance	1,715,606
Additions	1,002,005
Disposals	(792,544)
Ending balance	1,925,067
Depreciation
Beginning balance
Deprecation for the year	516,175
Disposals	(104,769)
Ending balance	411,406
Net carrying amount, ending balance	1,513,661
Office buildings [member]
Cost
Beginning balance	2,674,521	2,669,763
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	2,674,521
Additions	3,614	4,758
Disposals
Ending balance	2,678,135	2,674,521	2,669,763
Depreciation
Beginning balance	757,200	704,219
Deprecation for the year	136,449	52,981
Disposals
Ending balance	893,649	757,200	704,219
Net carrying amount, ending balance	1,784,486	1,917,321
Aircraft [member]
Cost
Beginning balance	11,290,405	11,290,405
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	11,290,405
Additions
Disposals
Ending balance	11,290,405	11,290,405	11,290,405
Depreciation
Beginning balance	1,806,464	903,232
Deprecation for the year	903,232	903,232	903,232
Disposals
Ending balance	2,709,696	1,806,464	903,232
Net carrying amount, ending balance	8,580,709	9,483,941
Office furniture [member]
Cost
Beginning balance	1,633,314	1,513,831
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	1,633,314
Additions	19,152	119,483
Disposals
Ending balance	1,652,466	1,633,314	1,513,831
Depreciation
Beginning balance	1,325,569	1,273,047
Deprecation for the year	56,749	52,522
Disposals
Ending balance	1,382,318	1,325,569	1,273,047
Net carrying amount, ending balance	270,148	307,745
Computers [member]
Cost
Beginning balance	1,553,789	1,413,182
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	1,553,789
Additions	122,981	140,607
Disposals	(31,261)
Ending balance	1,645,509	1,553,789	1,413,182
Depreciation
Beginning balance	1,297,939	1,184,117
Deprecation for the year	169,390	113,822
Disposals	(31,261)
Ending balance	1,436,068	1,297,939	1,184,117
Net carrying amount, ending balance	209,441	255,850
Equipment [member]
Cost
Beginning balance	281,370	274,433
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	281,370
Additions	9,698	6,937
Disposals	(254)
Ending balance	290,814	281,370	274,433
Depreciation
Beginning balance	278,263	272,606
Deprecation for the year	3,941	5,657
Disposals	(95)
Ending balance	282,109	278,263	272,606
Net carrying amount, ending balance	8,705	3,107
Leasehold improvements [member]
Cost
Beginning balance	1,320,273	1,177,342
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	1,320,273
Additions	163,318	142,931
Disposals	(71,636)
Ending balance	1,411,955	1,320,273	1,177,342
Depreciation
Beginning balance	1,220,100	1,177,341
Deprecation for the year	53,354	42,759
Disposals	(23,231)
Ending balance	1,250,223	1,220,100	1,177,341
Net carrying amount, ending balance	161,732	100,173
Vehicles [member]
Cost
Beginning balance	964,531	964,531
Impact of the IFRS 16 adoption (note 2)
Adjusted balance	964,531
Additions	115,570
Disposals	(69,322)
Ending balance	1,010,779	964,531	964,531
Depreciation
Beginning balance	815,671	698,388
Deprecation for the year	67,440	117,283
Disposals	(69,320)
Ending balance	813,791	815,671	698,388
Net carrying amount, ending balance	196,988	148,860
Work in progress [member]
Cost
Beginning balance
Impact of the IFRS 16 adoption (note 2)
Adjusted balance
Additions	8,972
Disposals
Ending balance	8,972
Depreciation
Beginning balance
Deprecation for the year
Disposals
Ending balance
Net carrying amount, ending balance	$ 8,972